Preferred and Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Preferred and Common Stock
Preferred and Common Stock
3.	Preferred and Common Stock

Offering of Series B Preferred Stock

On January 15, 2021, the Company received a notice of qualification to issue up to 4,784,689 shares of Series B Preferred Stock, plus up to 478,468 additional shares of Series B Preferred Stock eligible to be issued as Bonus Shares to investors. The initial price of each share sold in the offering was $6.27, but this was increased to $7.52 beginning in June 2021. The Series B Preferred Stock may be converted into two shares of the Company’s Common Stock at the discretion of each investor, or automatically upon the occurrence of certain events, like an initial public offering. The Company discontinued its offering of Series B Preferred Stock prior to commencing its offering of Series C Preferred Stock.

Offering of Series C Preferred Stock

On July 14, 2022, the Company initiated a Regulation CF offering with Novation Solutions Inc. (O/A DealMaker) in which the Company planned to raise up to $5,000,000 from the issuance of 499,500 shares of Series C Preferred Stock at a price per share of $10.01 (the “Series C Offering”). The Series C Preferred Stock may be converted into two shares of the Company’s Common Stock at the discretion of each investor, or automatically upon occurrence of certain events, like an initial public offering. The Company discontinued its offering of Series C Preferred Stock in March 2023.

During the three months ended March 31, 2023 and 2022, the Company incurred issuance costs of approximately $132,301 and $788,996, respectively, related to its preferred stock offerings, and recorded these costs as a reduction of additional paid-in capital.

Anti-Dilution Right of CEO

Benjamin Sexson, the Company’s Chief Executive Officer (“CEO”), is entitled to pre-emptive rights that permit him to preserve his vested equity position in the Company in the event of any additional issuances of Common Stock (or securities convertible into Common Stock), at a per-share price equal to the then current fair value, as reasonably determined by the Board.

7.Preferred and Common Stock

Offering of Series B Preferred Stock

On January 15, 2021, the Company received a notice of qualification to issue up to 4,784,689 shares of Series B Preferred Stock, plus up to 478,468 additional shares of Series B Preferred Stock eligible to be issued as Bonus Shares to investors. The initial price of each share sold in the offering was $6.27, but this was increased to $7.52 beginning in June 2021. The Series B Preferred Stock may be converted into two shares of the Company’s Common Stock at the discretion of each investor, or automatically upon the occurrence of certain events, like an initial public offering. The Company discontinued its offering of Series B Preferred Stock prior to commencing its offering of Series C Preferred Stock.

Offering of Series C Preferred Stock

On July 14, 2022, the Company initiated a Regulation CF offering with Novation Solutions Inc. (O/A DealMaker) in which the Company planned to raise up to $5,000,000 from the issuance of 499,500 shares of Series C Preferred Stock at a price per share of $10.01 (the “Series C Offering”). The Series C Preferred Stock may be converted into two shares of the Company’s Common Stock at the discretion of each investor, or automatically upon occurrence of certain events, like an initial public offering. The Company discontinued its offering of Series C Preferred Stock prior to commencing its March 2023 offering of common stock (see Note 12).

During the years ended December 31, 2022 and 2021, the Company incurred issuance costs of approximately $1,251,000 and $823,000, respectively, related to its offerings of Series B and Series C preferred stock, and recorded these costs as a reduction of additional paid-in capital.

Rights of Preferred Stockholders

The rights of the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock are substantially the same, except as specifically noted below.

Voting: Each holder of Preferred Stock is entitled to one vote for each share of Common Stock into which such share of Preferred Stock could be converted. Additionally, the holders of Preferred Stock are entitled to certain protective provisions that require the Company to obtain the written consent or affirmative vote of a majority of the outstanding shares of Preferred Stock prior to effecting certain corporate actions including changes to the rights or preferences of Preferred Stock, authorized number of shares, or number of directors of the Company, and any decisions to repurchase capital stock, declare dividends, or liquidate, dissolve, or wind-up the business and affairs of the Company.

Holders of the Company's Common Stock are entitled to elect two directors to the Company's Board of Directors as a standalone class; holders of Preferred Stock may not exercise any voting rights in the election of these directors. However, holders of Preferred Stock do have the right to vote with the holders of Common Stock to elect one independent director and any additional directors after the elections outlined above.

Dividends: Holders of Preferred Stock are entitled to receive dividends as may be declared from time to time by the Board of Directors out of legally available funds and on a pari passu basis with holders of Common Stock.

Conversion: Each share of Preferred Stock is convertible, at the option of the holder, into two shares of the Company's Common Stock. This initial conversion rate is subject to adjustment in the event of stock splits, reverse stock splits, or the issuance of a dividend or other distribution payable in additional shares of Common Stock. Preferred Stock is automatically convertible into Common Stock upon the occurrence of an initial public offering or the election of the holders of a majority of the outstanding shares of Preferred Stock.

Liquidation Preference: In the event of a liquidation, dissolution or winding up of the Company, all holders of Preferred Stock are entitled to a liquidation preference equal to the greater of (i) the Original Issue Price (as described below) for such share plus any declared but unpaid dividends with respect to such shares or (b) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into Common Stock immediately prior to such liquidation, dissolution or winding up of the Company. The Original Issue Price for Series A Preferred Stock is $4.00, for Series B Preferred Stock is $6.27 or $7.52 and for Series C Preferred Stock is $10.01, depending on the original price paid by the investor to acquire their Preferred Stock.

Anti-Dilution Right of CEO

Benjamin Sexson, the Company’s Chief Executive Officer (“CEO”), is entitled to pre-emptive rights that permit him to preserve his vested equity position in the Company in the event of any additional issuances of Common Stock (or securities convertible into Common Stock), at a per-share price equal to the then current fair value, as reasonably determined by the Board.